Franchise arrangements - Schedule of Revenues from Franchised Restaurants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 4,678,259	$ 4,470,162	$ 4,331,878
Revenues from franchised restaurants
Disaggregation of Revenue [Line Items]
Total revenues	213,082	203,414	194,203
Rent
Disaggregation of Revenue [Line Items]
Total revenues	212,425	202,779	193,518
Sublease income	176,705	166,854	154,087
Initial fees
Disaggregation of Revenue [Line Items]
Total revenues	469	380	417
Initial fees paid to McDonald's Corporation	1,094	833	963
Royalty fees
Disaggregation of Revenue [Line Items]
Total revenues	188	255	268
Royalty fees paid to McDonald's Corporation	$ 77,395	$ 73,979	$ 71,667